Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2022
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Supplemental Cash Flow Information
Note 28: Supplemental Cash Flow Information
Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,

	2022	2021
Non-cash employee benefit charges	160	162
Net gains on foreign exchange and derivative financial instruments	(441)	(8)
Revaluation of Refinitiv warrants (see note 19)	-	(9)
Fair value adjustments (see note 5)	(19)	(8)
Other	24	(2)
	(276)	135

Details of “Changes in working capital and other items” are as follows:

	Year ended December 31,

	2022	2021
Trade and other receivables	(28)	76
Prepaid expenses and other current assets	(2)	(66)
Other financial assets	42	(10)
Payables, accruals and provisions	(137)	83
Deferred revenue	75	36
Other financial liabilities	(42)	10
Income taxes (1)	146	773
Other	(46)	(70)
	8	832
(1) Both periods Include current tax liabilities that were recorded on the LSEG transaction and subsequent sale of LSEG shares (see note 8), for which the tax payments are included in investing activities.
Details of income taxes paid are as follows:

	Year ended December 31,

	2022	2021
Operating activities - continuing operations	(193)	(172)
Operating activities - discontinued operations	-	(2)
Investing activities - continuing operations	(7)	(850)
Investing activities - discontinued operations (1)	(16)	(42)
Total income taxes paid	(216)	(1,066)
(1) Reflects payments made to HMRC (see note 30).
The Company paid $85 million and $348 million in 2022 and 2021, respectively, related to notices of assessment under the Diverted Profit Tax regime. Of the amount paid in 2022, $31 million (2021 - $79 million) was paid directly to HMRC and $54 million (2021 - $269 million) was paid to LSEG under an indemnity arrangement that related to businesses the Company sold to LSEG. LSEG will remit the payments it received under the indemnity to HMRC on the Company’s behalf. The payments made directly to HMRC were included as income taxes paid in the consolidated statement of cash flow. The payments made to LSEG were presented in operating and investing activities from discontinued operations in the consolidated statement of cash flow and were not included as taxes paid. See note 30.